Other comprehensive income (loss) - Components (Details) - USD ($) $ in Millions		12 Months Ended
		Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Pre-tax amount
Total other comprehensive income (loss), Pre-tax amount		$ (4,644)	$ (1,433)	$ 1,944
Tax (expense) benefit
Total other comprehensive income (loss), Tax (expense) benefit		878	207	(284)
After-tax amount
Total other comprehensive income (loss), net of tax	[1]	(3,766)	(1,226)	1,660
Foreign currency translation
Pre-tax amount
Other comprehensive income (loss), Pre-tax amount		(455)	(313)	441
Total other comprehensive income (loss), Pre-tax amount		(455)	(313)	441
Tax (expense) benefit
Other comprehensive income (loss), Tax (expense) benefit		(148)	(63)	67
Total other comprehensive income (loss), Tax (expense) benefit		(148)	(63)	67
After-tax amount
Other comprehensive income (loss), After-tax amount		(603)	(376)	508
Total other comprehensive income (loss), net of tax		(603)	(376)	508
Unrealized gain (loss) on assets available-for-sale
Pre-tax amount
Other comprehensive income (loss), Pre-tax amount		(4,292)	(1,515)	1,573
Reclassification adjustment, Pre-tax amount		443	(5)	(33)
Total other comprehensive income (loss), Pre-tax amount		(3,849)	(1,520)	1,540
Tax (expense) benefit
Other comprehensive income (loss), Tax (expense) benefit		1,047	368	(371)
Reclassification adjustment, Tax (expense) benefit		(105)	1	8
Total other comprehensive income (loss), Tax (expense) benefit		942	369	(363)
After-tax amount
Other comprehensive income (loss), After-tax amount		(3,245)	(1,147)	1,202
Reclassification adjustment, After-tax amount		338	(4)	(25)
Total other comprehensive income (loss), net of tax		(2,907)	(1,151)	1,177
Defined benefit plans
Pre-tax amount
Other comprehensive income (loss), Pre-tax amount		(400)	296	(138)
Reclassification adjustment, Pre-tax amount		68	113	95
Total other comprehensive income (loss), Pre-tax amount		(332)	409	(43)
Tax (expense) benefit
Other comprehensive income (loss), Tax (expense) benefit		94	(77)	31
Reclassification adjustment, Tax (expense) benefit		(12)	(25)	(18)
Total other comprehensive income (loss), Tax (expense) benefit		82	(102)	13
After-tax amount
Other comprehensive income (loss), After-tax amount		(306)	219	(107)
Reclassification adjustment, After-tax amount		56	88	77
Total other comprehensive income (loss), net of tax		(250)	307	(30)
Unrealized gain (loss) on cash flow hedges
Pre-tax amount
Other comprehensive income (loss), Pre-tax amount		(16)	3	5
Reclassification adjustment, Pre-tax amount		8	(12)	1
Total other comprehensive income (loss), Pre-tax amount		(8)	(9)	6
Tax (expense) benefit
Other comprehensive income (loss), Tax (expense) benefit		4	0	(1)
Reclassification adjustment, Tax (expense) benefit		(2)	3	0
Total other comprehensive income (loss), Tax (expense) benefit		2	3	(1)
After-tax amount
Other comprehensive income (loss), After-tax amount		(12)	3	4
Reclassification adjustment, After-tax amount		6	(9)	1
Total other comprehensive income (loss), net of tax		(6)	(6)	5
Unrealized gain (loss) on cash flow hedges | Staff expense
Pre-tax amount
Reclassification adjustment, Pre-tax amount		9	(12)	1
Tax (expense) benefit
Reclassification adjustment, Tax (expense) benefit		(2)	3	0
After-tax amount
Reclassification adjustment, After-tax amount		7	(9)	1
Unrealized gain (loss) on cash flow hedges | Investment And Other Revenue
Pre-tax amount
Reclassification adjustment, Pre-tax amount		(1)	0	0
Tax (expense) benefit
Reclassification adjustment, Tax (expense) benefit		0	0	0
After-tax amount
Reclassification adjustment, After-tax amount		$ (1)	$ 0	$ 0

[1]	Other comprehensive (loss) income attributable to The Bank of New York Mellon Corporation shareholders was $(3,753) million for the year ended Dec. 31, 2022, $(1,228) million for the year ended Dec. 31, 2021 and $1,658 million for the year ended Dec. 31, 2020.